Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
24.	Quarterly Information (Unaudited)

	(in thousands, except per share data) Year Ended December 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$5,108,444	$5,291,075	$5,701,869	$5,003,753
Gross margin (1)	377,202	415,867	599,586	513,871
Net earnings (2)	129,696	166,935	274,201	244,958
Net earnings attributable to Nucor stockholders (2)	111,031	147,041	245,447	210,427
Net earnings per share:
Basic	0.35	0.46	0.76	0.66
Diluted	0.35	0.46	0.76	0.65

	(in thousands, except per share data) Year Ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$4,550,772	$4,665,588	$4,940,936	$4,894,750
Gross margin (3)	303,216	313,125	408,543	385,741
Net earnings (4)	110,728	106,270	178,115	190,416
Net earnings attributable to Nucor stockholders (4)	84,789	85,145	147,597	170,494
Net earnings per share:
Basic	0.26	0.27	0.46	0.53
Diluted	0.26	0.27	0.46	0.53

(1)	Nucor incurred a LIFO charge of $14.5 million in the first quarter, no charge or credit recorded in the second quarter, a LIFO credit of $14.5 million in the third quarter and a LIFO credit of $57.3 million in the fourth quarter. Nucor incurred $8.9 million in inventory-related purchase accounting adjustments in the fourth quarter associated with the acquisition of Nucor Steel Gallatin. Also included in the fourth quarter results was Nucor Steel Louisiana’s operating loss of approximately $35 million that was classified as start-up costs, as that facility experienced an equipment failure that suspended production for almost the entire fourth quarter.
(2)	First quarter results include a $12.8 million charge related to tax legislation changes in the state of New York and a $9.0 million pre-tax charge related to the disposal of assets within the steel mills segment. Third quarter results include a $12.5 million pre-tax charge related to the partial write down of assets within the steel mills segment. Fourth quarter results include a $13.2 million out-of-period non-cash gain related to a correction to tax balances.
(3)	Nucor incurred a LIFO charge of $18.0 million in the first quarter, no charge or credit recorded in the second quarter, a LIFO credit of $18.0 million in the third quarter and a LIFO charge of $17.4 million in the fourth quarter.
(4)	Third quarter results included a net $14.0 million pre-tax charge related to a partial write down of inventory and fixed asset balances associated with the collapse of a storage dome at Nucor Steel Louisiana in St. James Parish. The fourth quarter was impacted by an out-of-period non-cash gain of $21.3 million related to a correction to deferred tax balances.